Derivative Financial Instruments (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net effect of the cross-currency swaps	$ 60,014
Amount offset against exchange rate difference	55,774
Amount offset against interest expenses	$ 4,240